Trade and other receivables - Credit Risk Exposure (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) customer	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Trade and other receivables
Financial assets	£ 2,441	£ 3,894
Number of customers exceeding 10% of entity's revenue | customer	0
Trade receivables
Trade and other receivables
Credit loss allowance	£ 41	53	£ 51
Third party receivables and other receivable balances with GSK Group companies
Trade and other receivables
Financial assets	157	627
Credit loss allowance	0
Cost | Trade receivables
Trade and other receivables
Financial assets	1,528	1,371
Impairment | Trade receivables
Trade and other receivables
Financial assets	(41)	(53)
Current Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	1,386	1,255
Current Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(6)	(7)
0-30 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	58	46
0-30 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(1)
31-90 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	30	30
31-90 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(1)	(5)
91-180 days Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	15	16
91-180 days Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(2)	(16)
181 days - 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	12	7
181 days - 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	(4)	(7)
Greater than 1 year Past Due | Cost | Trade receivables
Trade and other receivables
Financial assets	27	17
Greater than 1 year Past Due | Impairment | Trade receivables
Trade and other receivables
Financial assets	£ (27)	£ (17)